SMALLCAP World Fund, Inc.
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9320
Fax (213) 486 9455
E-mail: cln@capgroup.com

Chad L. Norton
Secretary

December 5, 2005

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: SMALLCAP World Fund, Inc.
File Nos. 33-32785 and 811-5888

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on November 30, 2005 of Registrant’s Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 30 under the Investment Company Act of 1940.

Sincerely yours,

/s/ Chad L. Norton
Chad L. Norton

cc: Linda Stirling
Division of Investment Management